INVESTMENT AND OTHER REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Investment income	$223	$68	$170
Fee revenue	259	131	61
Dividend income	6	10	18
Interest income and other	107	57	19
Participating loan interests	8	17	27
Total investment and other revenue	$603	$283	$295